Contractual Maturities of Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 47,294
Long-term Debt, Maturities, Repayments of Principal in Year Two	46,171
Long-term Debt, Maturities, Repayments of Principal in Year Three	38,812	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	10,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	6,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	156,525
Long-term Debt, Weighted Average Interest Rate	1.75%
FHLB Advances, maturity in year three, callable during 2015	21,500
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	47,294
Long-term Debt, Maturities, Repayments of Principal in Year Two	46,171
Long-term Debt, Maturities, Repayments of Principal in Year Three	38,812	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	10,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	6,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	0
Long-term Debt	148,277
Long-term Debt, Weighted Average Interest Rate	1.61%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	4.14%

[1]	(1) Includes an FHLB advance of $21.5 million that is callable during 2015.